Mineral Exploration and Mine Development Building value from advanced and historically proven resources

February 7, 2014

Via EDGAR

John Reynolds

Assistant Director

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-4628

Re:	American Mining Corporation
Amendment No. 2 to Registration Statement on Form S-1
filed January 31, 2014
File No. 333-192759

Dear Mr. Reynolds:

In connection with the above-captioned filing, we are filing with the Commission, via Edgar, Pre-Effective Amendment No. 3 to our Registration Statement on Form S-1 (the "Registration Statement") and an updated opinion letter from William Robinson Eilers of eilers law group p.a.

The Registration Statement has been amended with respect to the filing and signature dates, the date of the preliminary prospectus and the list of exhibits.

We acknowledge that should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing.

We further acknowledge that the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve American Mining Corporation from its full responsibility for the adequacy and accuracy of the disclosure in the filing.

We further acknowledge that American Mining Corporation may not assert Staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should the Staff need additional information or have questions concerning our response, please do not hesitate to contact us.

Yours very truly,

/s/ Andrew Grundman

Andrew Grundman

President